PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Premium And Annuity Considerations Deferred And Uncollected

	December 31,
	2018		2017
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	(0.1)	(0.1)	—	—
Ordinary renewal	2.2	2.2	3.4	3.4
Group life	0.4	0.4	0.8	0.8
Total premium and annuity considerations deferred and uncollected	$2.5	$2.5	$4.2	$4.2